Condensed Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 3,945	$ 4,920	$ 2,101
Investment in securities			5,023
Accounts receivable	155	139	16
Prepaid expenses	304	342	170
Inventory	1,285	1,261	540
Deposits	6	9	19
Total current assets	5,695	6,671	7,869
Right to use asset-operating leases	29
Property and equipment, net	830	1,083	1,454
Total assets	6,554	7,754	9,323
Current liabilities:
Short-term debt	129	219	177
Accounts payable	291	173	391
Accrued expenses	785	771	589
Notes payable, related parties			12
Total current liabilities	1,205	1,163	1,169
Long-term debt, net	167	261	591
Operating lease liability	29
Common stock warrant liability
Deferred rent	5	16	41
Total liabilities	1,406	1,440	1,801
Commitments and contingencies
Stockholders' equity:
Common stock, values	1	1	1
Additional paid-in capital	98,223	92,151	81,118
Accumulated deficit	(93,076)	(85,838)	(73,597)
Total stockholders' equity	5,148	6,314	7,522
Total liabilities and stockholders' equity	$ 6,554	$ 7,754	$ 9,323